Guggenheim Active INvestment Series GAINS Core Plus Fund Annual Fund Operating Expenses - Guggenheim Active INvestment Series GAINS Core Plus Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.67%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.72%)	[2]
Net Expenses (as a percentage of Assets)	0.09%

[1]	The Fund does not pay a management fee. The Fund is a part of “wrap fee” programs, separately managed account programs or other similar programs, including those sponsored by investment advisers and broker/dealers unaffiliated with the Fund or Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Investment Manager or an affiliate thereof is compensated directly or indirectly by such program sponsors or participants for account advisory services. The Fund is also offered to other funds in the Guggenheim Family of Funds, as defined on page 78 of this Prospectus.
[2]	The Investment Manager has contractually agreed through February 1, 2027, to reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Fund to the annual percentage of average daily net assets for SMA Class shares to 0.00%. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.